Segment reporting (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)
Disclosure of operating segments [line items]
Revenues		₨ 279,164	[1]	$ 3,350	₨ 245,879	[1]	₨ 214,391	[1]
Gross Profit		163,607		1,963	139,343		113,840
Selling, general and administrative expenses		77,201		926	68,026		62,081
Research and development expenses		22,873		274	19,381		17,482
Impairment of non-current assets, net		3		1	699		7,562
Other income, net		(4,199)		(50)	(5,907)		(2,761)
Results from operating activities		67,729		813	57,144		29,476
Finance income, net		3,994		48	2,853		2,119
Share of profit of equity accounted investees, net of tax		147		2	370		703
Profit before tax		71,870		862	60,367		32,298
Tax expense, net		16,186		194	15,300		8,730
Profit for the year		55,684		$ 668	45,067		23,568
Global Generics [Member]
Disclosure of operating segments [line items]
Revenues	[1]	245,453			213,768		179,170
Gross Profit		154,268			132,719		103,270
Pharmaceutical Services and Active Ingredients [Member]
Disclosure of operating segments [line items]
Revenues	[1]	29,801			29,069		30,740
Gross Profit		6,919			4,715		6,821
Other segment [Member]
Disclosure of operating segments [line items]
Revenues	[1],[2]	3,910			3,042		4,481
Gross Profit	[2]	₨ 2,420			₨ 1,909		₨ 3,749

[1]	Revenues for the year ended March 31, 2024 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.10,707 (as compared to Rs.7,321 and Rs.6,255 for the years ended March 31, 2023 and 2022, respectively) and from the PSAI segment to the Others segment which amount to Rs.72 (as compared to Rs.128 and Rs.0 for the years ended March 31, 2023 and 2022, respectively)
[2]	As the revenues and gross profits of the Proprietary Products segment are considerably lower than the quantitative thresholds mentioned in IFRS 8, “Operating Segments”, the Company believes that Proprietary Products segment no longer qualifies to be a reportable segment and consequently, effective April 1, 2022, the Company included the financial information relating to the Proprietary Products segment in “Others”. The corresponding information relating to Proprietary Products segment for earlier periods has been restated to reflect the aforementioned change.